Share Capital	12 Months Ended
Jun. 30, 2021
Share capital, reserves and other equity interest [Abstract]
Share Capital	Share Capital

Accounting Policy

Share Purchase Warrants

Warrants issued in foreign currencies are classified as derivative liabilities. Upon exercise, in exchange for a fixed amount of common shares, the expected cash receivable is variable due to changes in foreign exchange rates. The Company measures derivative financial liabilities at fair value through profit or loss at initial recognition and in subsequent reporting periods. Fair value gains or losses are recognized in other (losses) gains on the statement of comprehensive income. The fair value of foreign currency share purchase warrants is determined using the quoted market price on the valuation date, which is a Level 1 input. Transaction costs, which are directly attributable to the offering, are allocated to equity and classified as equity financing transaction costs.

(a)Authorized

The authorized share capital of the Company is comprised of the following:

(i)Unlimited number of common voting shares without par value.
Each Common Share carries the right to attend and vote at all general meetings of shareholders. Holders of Common Shares are entitled to receive on a pro rata basis such dividends, if any, as and when declared by the Board at its discretion from funds legally available for the payment of dividends. Upon the liquidation, dissolution or winding up of the Company these holders are entitled to receive, on a pro rata basis, the net assets of the Company after payment of debts and other liabilities, in each case subject to the rights, privileges, restrictions and conditions attaching to any other series or class of shares ranking senior in priority to or on a pro rata basis with the holders of Common Shares with respect to dividends or liquidation. The Common Shares do not carry any pre-emptive, subscription, redemption or conversion rights, nor do they contain any sinking or purchase fund provisions.

(ii)Unlimited number of Class “A” Shares each with a par value of $1.00.
Class A shares may be issued from time to time in one or more series, and the directors may fix from time to time, before such issue, the number of Class A shares of each series and the designation, rights and restrictions attached thereto including any voting rights, dividend rights, redemption, purchase or conversion rights, sinking fund or other provisions. The Class A shares rank in priority over Common Shares and any other shares ranking by their terms junior to the Class A shares as to dividends and return of capital upon liquidation, dissolution or winding up of the Company or any other return of capital or distribution of the assets of the Company. As at June 30, 2021, no Class “A” Shares were issued and outstanding.

(iii)Unlimited number of Class “B” Shares each with a par value of $5.00.
Class B shares may be issued from time to time in one or more series, and the directors may fix from time to time, before such issue, the number of Class B shares of each series and the designation, rights and privileges attached thereto including any voting rights, dividend rights, redemption, purchase or conversion rights, sinking fund or other provisions. The Class B shares rank in priority over Common Shares and any other shares ranking by their terms junior to the Class B shares as to dividends and return of capital upon liquidation, dissolution or winding up of the Company or any other return of capital or distribution of the assets of the Company. As at June 30, 2021, no Class “B” Shares were issued and outstanding.

(b)    Issued and Outstanding

At June 30, 2021, 198,068,923 common shares (June 30, 2020 – 115,228,811) were issued and fully paid.

(i)    Shares for business combinations, asset acquisitions and strategic investments

During the year ended June 30, 2021, there were no shares issued for business combinations, asset acquisitions and strategic investments.

During the year ended June 30, 2020, the Company issued the following shares for business combinations, asset acquisitions and investment in associates:

	Note	Number of shares issued	Share capital
		#	$
Year ended June 30, 2020
Acquisition of Reliva	13(b)	2,480,810	52,380
Acquisition of intangible asset	15	209,123	5,040
		2,689,933	57,420

(ii)    Shares issued for earn-out payments

During the year ended June 30, 2021, the Company issued an aggregate of 2,691,759 common shares for milestone payments in connection with three acquisitions completed in prior years (June 30, 2020 - 614,513 common shares in connection with five acquisitions).

(iii)    Shares issued for equity financing

The Company issued the following common shares under its 2019 At-the-Market (“ATM”) program (Note 30(b)):

			US$ equivalence
	Year ended June 30,		Year ended June 30,
	2021	2020	2021	2020

Gross proceeds	$284,138	$585,146	$214,662	$435,536
Commission	$5,642	$11,729	$4,298	$8,717
Net proceeds	$278,496	$573,417	$210,364	$426,819
Average gross price	$6.71	$27.85	$5.07	$20.73
Number of shares issued	42,359,118	21,009,339

On November 16, 2020, the Company completed an offering of 23,000,000 units (“November Unit Offering”), including an over-allotment of 3,000,000 units, for gross proceeds of $226.2 million (US$172.5 million). The Company paid commissions and issuance costs of $11.8 million for net proceeds of $214.5 million. Each unit consists of one common share and one-half of one common share purchase warrant (“November Offering Warrant”) of the Company. Each whole November Offering Warrant entitles the holder to purchase one common share of the Company at a price of US$9.00 per warrant share until March 16, 2024 (Note 19(c)).

On January 26, 2021, the Company completed an offering of 13,200,000 units (“January Unit Offering”), including an over-allotment of 1,200,000 units, for gross proceeds of $175.8 million (US$137.9 million). The Company paid commissions and issuance costs of $9.0 million for net proceeds of $166.8 million. Each unit consists of one common share and one-half of one common share purchase warrant (“January Offering Warrant”) of the Company. Each whole January Offering Warrant entitles the holder to purchase one common share of the Company at a price of US$12.60 per warrant share until January 26, 2024 (Note 19(c)).
(c)     Share Purchase Warrants

Each whole warrant entitles the holder to purchase one common share of the Company. A summary of warrants outstanding is as follows:

	Warrants	Weighted average exercise price
	#	$
Balance, June 30, 2019	1,982,156	95.76
Issued	90,495	31.46
Expired	(986)	73.79
Exercised	(992,918)	109.83
Balance, June 30, 2020	1,078,747	77.36
Issued (1)	18,333,908	12.76
Exercised	(491,500)	11.14
Expired	(473,766)	48.00
Balance, June 30, 2021	18,447,389	15.68
(1) 11,500,000 and 6,600,000 warrants were issued as part of the November and January Unit Offering (Note 19(b)(iii)), respectively.

In accordance with IAS 32 - Financial Instruments: Presentation, the November and January Offering Warrants (Note 19(b)(iii)), which are denominated in U.S. Dollars, were determined to be derivative liabilities as the proceeds receivable upon exercise may vary due to fluctuations in the foreign exchange rates. The Offering Warrants are recognized at their fair values based on quoted market prices with gains and losses recognized in other (losses) gains (Note 22) on the statement of comprehensive loss. Of the $381.2 million total net proceeds received, $74.0 million was allocated to the warrant derivative liabilities and $307.2 million was allocated to share capital.

The following summarizes the warrant derivative liabilities:

				US$ equivalence
	November Offering	January Offering	Total	November Offering	January Offering	Total
	$	$	$	$	$	$
Balance, June 30, 2020	—	—	—	—	—	—
Additions	39,213	34,816	74,029	29,900	27,324	57,224
Exercise	(3,523)	—	(3,523)	(2,794)	—	(2,794)
Unrealized loss (gain) on derivative liability	23,472	(5,118)	18,354	20,620	(3,366)	17,254
Balance, June 30, 2021	59,162	29,698	88,860	47,726	23,958	71,684

The following table summarizes the warrants that remain outstanding as at June 30, 2021:

Exercise Price ($)	Expiry Date	Warrants (#)
$11.11 - 16.36 (1)	January 26, 2024 - November 30, 2025	17,919,197
$112.46 - $116.09	August 9, 2023 to August 22, 2024	528,192
		18,447,389
(1)Includes the November and January Offering Warrants exercisable at US$9.00 and US$12.60, respectively.